Related Parties - Disclosure of Transactions Between Related Parties (Details) (Bendon Limited) - NZD ($)	6 Months Ended	7 Months Ended	12 Months Ended
	Jul. 31, 2018	Jan. 31, 2017	Jan. 31, 2018	Jun. 30, 2016	Jun. 30, 2015
Cullen Invenstment Limited [Member]
Disclosure of transactions between related parties [line items]
Loans to related parties, Opening balance	$ 11,535,677		$ 13,051,321
Interest not charged
Interest paid/payable
Impairment
Loans to related parties, Closing balance	12,791,201	$ 13,051,321	11,535,677
Cullen Invenstment Limited [Member] | Bendon Limited [Member]
Disclosure of transactions between related parties [line items]
Loans from related parties, Opening balance	11,535,677	9,613,014	13,051,321	$ 4,010,083	$ 3,381,579
Loans from related parties, Closing balance		13,051,321	11,535,677	9,613,014	4,010,083
Interest not charged
Interest paid/payable
Impairment
Whitespace Atelier Limited [Member]
Disclosure of transactions between related parties [line items]
Loans to related parties, Opening balance	272,665
Interest not charged
Interest paid/payable
Impairment
Loans to related parties, Closing balance	722,385		272,665
Whitespace Atelier Limited [Member] | Bendon Limited [Member]
Disclosure of transactions between related parties [line items]
Loans from related parties, Opening balance	272,665
Loans from related parties, Closing balance			272,665
Interest not charged
Interest paid/payable
Impairment
Naked Inc. [Member]
Disclosure of transactions between related parties [line items]
Loans from related parties, Opening balance	(1,368,577)
Loans from related parties, Closing balance	(1,368,577)		(1,368,577)
Naked Inc. [Member] | Bendon Limited [Member]
Disclosure of transactions between related parties [line items]
Loans to related parties, Opening balance	(1,368,577)
Interest not charged
Interest paid/payable
Impairment
Loans to related parties, Closing balance			(1,368,577)
PS Holdings No. 2 Pty Limited [Member] | Bendon Limited [Member]
Disclosure of transactions between related parties [line items]
Loans to related parties, Opening balance					(21,078)
Interest not charged
Interest paid/payable
Impairment
Loans to related parties, Closing balance
FOH Online Inc. [Member]
Disclosure of transactions between related parties [line items]
Loans to related parties, Opening balance	3,518,009
Interest not charged
Interest paid/payable
Impairment
Loans to related parties, Closing balance	2,488,487		3,518,009
FOH Online Inc. [Member] | Bendon Limited [Member]
Disclosure of transactions between related parties [line items]
Loans to related parties, Opening balance	$ 3,518,009
Interest not charged
Interest paid/payable
Impairment
Loans to related parties, Closing balance			$ 3,518,009